Distribution Date:	10/20/25	Morgan Stanley Capital I Trust 2020-HR8
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2020-HR8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	9		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61692BBG4	0.932000%	11,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61692BBH2	1.925000%	16,500,000.00	16,060,766.47	200,277.77	25,764.15	0.00	0.00	226,041.92	15,860,488.70	32.84%	30.00%
A-3	61692BBJ8	1.790000%	145,000,000.00	96,964,824.47	0.00	144,639.20	0.00	0.00	144,639.20	96,964,824.47	32.84%	30.00%
A-4	61692BBP4	2.041000%	311,068,000.00	311,068,000.00	0.00	529,074.82	0.00	0.00	529,074.82	311,068,000.00	32.84%	30.00%
A-S	61692BBW9	2.298000%	36,275,000.00	36,275,000.00	0.00	69,466.63	0.00	0.00	69,466.63	36,275,000.00	27.09%	24.75%
B	61692BCB4	2.704000%	36,276,000.00	36,276,000.00	0.00	81,741.92	0.00	0.00	81,741.92	36,276,000.00	21.35%	19.50%
C	61692BCC2	3.714000%	36,275,000.00	36,275,000.00	0.00	112,271.12	0.00	0.00	112,271.12	36,275,000.00	15.60%	14.25%
D	61692BAJ9	2.500000%	6,999,000.00	6,999,000.00	0.00	14,581.25	0.00	0.00	14,581.25	6,999,000.00	14.49%	13.24%
E-RR	61692BAM2	3.759530%	8,547,000.00	8,547,000.00	0.00	26,777.25	0.00	0.00	26,777.25	8,547,000.00	13.14%	12.00%
F-RR	61692BAP5	3.759530%	9,501,000.00	9,501,000.00	0.00	29,766.08	0.00	0.00	29,766.08	9,501,000.00	11.63%	10.63%
G-RR	61692BAR1	3.759530%	18,137,000.00	18,137,000.00	0.00	56,822.17	0.00	0.00	56,822.17	18,137,000.00	8.76%	8.00%
H-RR	61692BAT7	3.759530%	10,365,000.00	10,365,000.00	0.00	32,472.94	0.00	0.00	32,472.94	10,365,000.00	7.12%	6.50%
J-RR	61692BAV2	3.759530%	9,500,000.00	9,500,000.00	0.00	29,762.95	0.00	0.00	29,762.95	9,500,000.00	5.61%	5.13%
K-RR	61692BAX8	3.759530%	7,774,000.00	7,774,000.00	0.00	24,355.49	0.00	0.00	24,355.49	7,774,000.00	4.38%	4.00%
L-RR	61692BAZ3	3.759530%	11,228,000.00	11,228,000.00	0.00	35,176.67	0.00	0.00	35,176.67	11,228,000.00	2.60%	2.38%
M-RR*	61692BBB5	3.759530%	16,410,372.00	16,410,372.00	0.00	50,914.85	0.00	0.00	50,914.85	16,410,372.00	0.00%	0.00%
V	61692BBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61692BBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			690,955,372.00	631,380,962.94	200,277.77	1,263,587.49	0.00	0.00	1,463,865.26	631,180,685.17

X-A	61692BBU3	1.780312%	483,668,000.00	424,093,590.94	0.00	629,182.37	0.00	0.00	629,182.37	423,893,313.17
X-B	61692BBV1	0.854199%	108,826,000.00	108,826,000.00	0.00	77,465.85	0.00	0.00	77,465.85	108,826,000.00
X-D	61692BAA8	1.259530%	6,999,000.00	6,999,000.00	0.00	7,346.21	0.00	0.00	7,346.21	6,999,000.00
Notional SubTotal			599,493,000.00	539,918,590.94	0.00	713,994.43	0.00	0.00	713,994.43	539,718,313.17

Deal Distribution Total					200,277.77	1,977,581.92	0.00	0.00	2,177,859.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61692BBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61692BBH2	973.37978606	12.13804667	1.56146364	0.00000000	0.00000000	0.00000000	0.00000000	13.69951030	961.24173939
A-3	61692BBJ8	668.72292738	0.00000000	0.99751172	0.00000000	0.00000000	0.00000000	0.00000000	0.99751172	668.72292738
A-4	61692BBP4	1,000.00000000	0.00000000	1.70083332	0.00000000	0.00000000	0.00000000	0.00000000	1.70083332	1,000.00000000
A-S	61692BBW9	1,000.00000000	0.00000000	1.91500014	0.00000000	0.00000000	0.00000000	0.00000000	1.91500014	1,000.00000000
B	61692BCB4	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C	61692BCC2	1,000.00000000	0.00000000	3.09499986	0.00000000	0.00000000	0.00000000	0.00000000	3.09499986	1,000.00000000
D	61692BAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E-RR	61692BAM2	1,000.00000000	0.00000000	3.13294138	0.00000000	0.00000000	0.00000000	0.00000000	3.13294138	1,000.00000000
F-RR	61692BAP5	1,000.00000000	0.00000000	3.13294180	0.00000000	0.00000000	0.00000000	0.00000000	3.13294180	1,000.00000000
G-RR	61692BAR1	1,000.00000000	0.00000000	3.13294205	0.00000000	0.00000000	0.00000000	0.00000000	3.13294205	1,000.00000000
H-RR	61692BAT7	1,000.00000000	0.00000000	3.13294163	0.00000000	0.00000000	0.00000000	0.00000000	3.13294163	1,000.00000000
J-RR	61692BAV2	1,000.00000000	0.00000000	3.13294211	0.00000000	0.00000000	0.00000000	0.00000000	3.13294211	1,000.00000000
K-RR	61692BAX8	1,000.00000000	0.00000000	3.13294186	0.00000000	0.00000000	0.00000000	0.00000000	3.13294186	1,000.00000000
L-RR	61692BAZ3	1,000.00000000	0.00000000	3.13294175	0.00000000	0.00000000	0.00000000	0.00000000	3.13294175	1,000.00000000
M-RR	61692BBB5	1,000.00000000	0.00000000	3.10260182	0.03033996	0.34527432	0.00000000	0.00000000	3.10260182	1,000.00000000
V	61692BBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61692BBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61692BBU3	876.82788801	0.00000000	1.30085590	0.00000000	0.00000000	0.00000000	0.00000000	1.30085590	876.41380693
X-B	61692BBV1	1,000.00000000	0.00000000	0.71183219	0.00000000	0.00000000	0.00000000	0.00000000	0.71183219	1,000.00000000
X-D	61692BAA8	1,000.00000000	0.00000000	1.04960852	0.00000000	0.00000000	0.00000000	0.00000000	1.04960852	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	25,764.15	0.00	25,764.15	0.00	0.00	0.00	25,764.15	0.00
X-A	09/01/25 - 09/30/25	30	0.00	629,182.37	0.00	629,182.37	0.00	0.00	0.00	629,182.37	0.00
X-B	09/01/25 - 09/30/25	30	0.00	77,465.85	0.00	77,465.85	0.00	0.00	0.00	77,465.85	0.00
X-D	09/01/25 - 09/30/25	30	0.00	7,346.21	0.00	7,346.21	0.00	0.00	0.00	7,346.21	0.00
A-3	09/01/25 - 09/30/25	30	0.00	144,639.20	0.00	144,639.20	0.00	0.00	0.00	144,639.20	0.00
A-4	09/01/25 - 09/30/25	30	0.00	529,074.82	0.00	529,074.82	0.00	0.00	0.00	529,074.82	0.00
A-S	09/01/25 - 09/30/25	30	0.00	69,466.63	0.00	69,466.63	0.00	0.00	0.00	69,466.63	0.00
B	09/01/25 - 09/30/25	30	0.00	81,741.92	0.00	81,741.92	0.00	0.00	0.00	81,741.92	0.00
C	09/01/25 - 09/30/25	30	0.00	112,271.13	0.00	112,271.13	0.00	0.00	0.00	112,271.12	0.00
D	09/01/25 - 09/30/25	30	0.00	14,581.25	0.00	14,581.25	0.00	0.00	0.00	14,581.25	0.00
E-RR	09/01/25 - 09/30/25	30	0.00	26,777.25	0.00	26,777.25	0.00	0.00	0.00	26,777.25	0.00
F-RR	09/01/25 - 09/30/25	30	0.00	29,766.08	0.00	29,766.08	0.00	0.00	0.00	29,766.08	0.00
G-RR	09/01/25 - 09/30/25	30	0.00	56,822.17	0.00	56,822.17	0.00	0.00	0.00	56,822.17	0.00
H-RR	09/01/25 - 09/30/25	30	0.00	32,472.94	0.00	32,472.94	0.00	0.00	0.00	32,472.94	0.00
J-RR	09/01/25 - 09/30/25	30	0.00	29,762.95	0.00	29,762.95	0.00	0.00	0.00	29,762.95	0.00
K-RR	09/01/25 - 09/30/25	30	0.00	24,355.49	0.00	24,355.49	0.00	0.00	0.00	24,355.49	0.00
L-RR	09/01/25 - 09/30/25	30	0.00	35,176.67	0.00	35,176.67	0.00	0.00	0.00	35,176.67	0.00
M-RR	09/01/25 - 09/30/25	30	5,152.05	51,412.74	0.00	51,412.74	497.89	0.00	0.00	50,914.85	5,666.08
Totals			5,152.05	1,978,079.82	0.00	1,978,079.82	497.89	0.00	0.00	1,977,581.92	5,666.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	N/A	1.790000%	145,000,000.00	96,964,824.47	0.00	144,639.20	0.00	0.00	144,639.20	96,964,824.47
A-3-1	61692BBK5	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61692BBL3	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61692BBM1	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61692BBN9	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	N/A	2.041000%	311,068,000.00	311,068,000.00	0.00	529,074.82	0.00	0.00	529,074.82	311,068,000.00
A-4-1	61692BBQ2	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61692BBR0	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61692BBS8	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61692BBT6	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	2.298000%	36,275,000.00	36,275,000.00	0.00	69,466.63	0.00	0.00	69,466.63	36,275,000.00
A-S-1	61692BBX7	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61692BBY5	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61692BBZ2	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61692BCA6	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,461,715,000.00	444,307,824.47	0.00	743,180.65	0.00	0.00	743,180.65	444,307,824.47

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (Exch)	N/A	668.72292738	0.00000000	0.99751172	0.00000000	0.00000000	0.00000000	0.00000000	0.99751172	668.72292738
A-3-1	61692BBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61692BBL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	61692BBQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61692BBR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61692BBX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61692BBY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	61692BBM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61692BBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	61692BBS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61692BBT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61692BBZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61692BCA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,177,859.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,988,706.45	Master Servicing Fee	3,439.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,381.91
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	263.08
ARD Interest	0.00	Operating Advisor Fee	1,062.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.41
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,988,706.45	Total Fees	10,626.61

Principal		Expenses/Reimbursements
Scheduled Principal	200,277.77	Reimbursement for Interest on Advances	497.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	200,277.77	Total Expenses/Reimbursements	497.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,977,581.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	200,277.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,177,859.69
Total Funds Collected	2,188,984.22	Total Funds Distributed	2,188,984.19

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	631,380,963.86	631,380,963.86	Beginning Certificate Balance	631,380,962.94
(-) Scheduled Principal Collections	200,277.77	200,277.77	(-) Principal Distributions	200,277.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	631,180,686.09	631,180,686.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	631,404,193.89	631,404,193.89	Ending Certificate Balance	631,180,685.17
Ending Actual Collateral Balance	631,206,096.48	631,206,096.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP
	10,000,000 or less	25	146,937,593.03	23.28%	56	3.8268	2.592353	1.50 or less	7	183,199,006.51	29.02%	57	4.2778	0.842926
10,000,001 to 20,000,000		10	155,299,184.21	24.60%	54	3.8193	2.143233	1.51 to 1.70	1	10,000,000.00	1.58%	58	4.4500	1.570000
20,000,001 to 30,000,000		3	72,100,000.00	11.42%	58	3.6571	1.416901	1.71 to 1.90	7	102,275,849.78	16.20%	53	3.5053	1.821056
30,000,001 to 40,000,000		4	145,387,043.99	23.03%	53	3.5892	2.018860	1.91 to 2.10	4	26,722,792.05	4.23%	55	3.7864	1.984716
	40,000,001 or greater	2	103,900,000.00	16.46%	55	3.9987	1.894524	2.11 to 2.30	2	23,200,000.00	3.68%	53	3.4543	2.241535
	Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691	2.31 or greater	23	278,226,172.89	44.08%	54	3.5524	3.036588
								Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	7,556,864.86	1.20%	53	3.8612	NAP
							Defeased	7	7,556,864.86	1.20%	53	3.8612	NAP
California	5	104,325,000.00	16.53%	53	3.3734	2.350002
							Industrial	1	4,200,000.00	0.67%	57	4.1830	2.544200
Connecticut	6	16,893,345.12	2.68%	58	4.4500	1.433000
							Lodging	1	39,000,000.00	6.18%	50	3.1702	3.648700
Delaware	1	7,850,000.00	1.24%	57	3.7500	2.088700
							Mixed Use	7	135,580,166.83	21.48%	56	3.9919	2.191361
Florida	4	63,540,192.03	10.07%	57	4.4487	1.348080
							Mobile Home Park	1	2,912,792.05	0.46%	57	4.4900	1.907600
Illinois	1	3,000,000.00	0.48%	57	4.2200	1.991900
							Multi-Family	26	178,264,465.19	28.24%	55	3.7027	2.253356
Iowa	1	6,552,462.00	1.04%	53	3.5000	2.718000
							Office	10	193,171,973.58	30.60%	55	3.7458	1.386566
Kentucky	4	2,810,634.40	0.45%	58	3.8320	1.836700
							Retail	13	52,351,319.23	8.29%	55	3.9292	2.014387
Minnesota	1	26,600,000.00	4.21%	58	4.0000	(2.128200)
							Self Storage	6	18,143,104.44	2.87%	57	3.9439	2.715603
Missouri	2	3,767,944.78	0.60%	58	3.8320	1.836700
							Totals	72	631,180,686.09	100.00%	55	3.7796	2.101691
Nevada	2	42,000,000.00	6.65%	51	3.2330	3.555200

New Jersey	3	30,403,346.70	4.82%	54	3.4800	2.631177

New York	21	177,925,000.00	28.19%	54	3.5765	2.403155

North Carolina	2	7,623,824.90	1.21%	57	3.9336	3.794147

Oregon	1	2,912,792.05	0.46%	57	4.4900	1.907600

Pennsylvania	1	4,200,000.00	0.67%	57	4.1830	2.544200

Tennessee	3	9,106,539.29	1.44%	57	3.6900	2.693100

Texas	4	44,770,440.14	7.09%	56	3.9419	2.310792

Virginia	1	3,042,299.91	0.48%	58	3.8320	1.836700

Washington	1	6,300,000.00	1.00%	53	3.6000	2.203000

Washington, DC	1	60,000,000.00	9.51%	58	4.4500	1.328600

Totals	72	631,180,686.09	100.00%	55	3.7796	2.101691

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP
	2.9999% or less	2	49,400,000.00	7.83%	53	2.9572	2.039404	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	5	92,900,000.00	14.72%	53	3.2102	3.722105	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	21	277,813,705.28	44.01%	54	3.6904	2.316852	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	14	148,147,673.01	23.47%	57	4.3047	0.974500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	2	55,362,442.94	8.77%	57	4.5000	1.295449	49 months or greater	44	623,623,821.23	98.80%	55	3.7786	2.094648
	Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691	Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP
	118 months or less	44	623,623,821.23	98.80%	55	3.7786	2.094648	Interest Only	33	504,237,462.00	79.89%	54	3.6544	2.183454
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	11	119,386,359.23	18.91%	57	4.3030	1.719567
	Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	7,556,864.86	1.20%	53	3.8612	NAP			No outstanding loans in this group
Underwriter's Information		4	43,550,398.95	6.90%	55	4.1917	2.240384
	12 months or less	39	547,573,422.28	86.75%	55	3.7465	2.122494
	13 months to 24 months	1	32,500,000.00	5.15%	53	3.7660	1.430200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	631,180,686.09	100.00%	55	3.7796	2.101691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301741510	MU	Washington	DC	Actual/360	4.450%	185,416.67	0.00	0.00	N/A	08/06/30	--	50,000,000.00	50,000,000.00	10/06/25
1A	301741511				Actual/360	4.450%	37,083.33	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	10/06/25
2	883101088	OF	Fort Lauderdale	FL	Actual/360	4.500%	142,302.81	60,371.31	0.00	N/A	07/06/30	--	37,947,415.30	37,887,043.99	10/06/25
2A	883101089				Actual/360	4.500%	65,637.17	27,846.27	0.00	N/A	07/06/30	--	17,503,245.22	17,475,398.95	10/06/25
3	1959923	MF	Bronx	NY	Actual/360	3.580%	160,801.67	0.00	0.00	N/A	03/01/30	--	53,900,000.00	53,900,000.00	10/01/25
5	883101073	OF	San Francisco	CA	Actual/360	2.950%	98,316.67	0.00	0.00	N/A	02/06/30	--	40,000,000.00	40,000,000.00	10/06/25
6	323741006	LO	Las Vegas	NV	Actual/360	3.170%	92,462.80	0.00	0.00	N/A	12/05/29	--	35,000,000.00	35,000,000.00	10/05/25
6A	323741106				Actual/360	3.170%	10,567.18	0.00	0.00	N/A	12/05/29	--	4,000,000.00	4,000,000.00	10/05/25
7	695101262	Various New York		NY	Actual/360	3.766%	101,995.83	0.00	0.00	N/A	03/06/30	--	32,500,000.00	32,500,000.00	09/06/25
8	301741509	OF	Eden Prairie	MN	Actual/360	4.000%	88,666.67	0.00	0.00	N/A	08/06/30	--	26,600,000.00	26,600,000.00	10/06/25
9	2061367	MU	New York	NY	Actual/360	3.185%	63,700.00	0.00	0.00	N/A	07/01/30	--	24,000,000.00	24,000,000.00	10/01/25
10	301741508	Various Brooklyn		NY	Actual/360	3.870%	32,250.00	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	10/06/25
10A	301741500				Actual/360	3.870%	38,941.88	0.00	0.00	N/A	03/06/30	--	12,075,000.00	12,075,000.00	10/06/25
11	2061313	MF	Richmond	TX	Actual/360	3.760%	67,366.67	0.00	0.00	N/A	08/01/30	--	21,500,000.00	21,500,000.00	10/01/25
12	301741501	OF	Roseville	CA	Actual/360	3.540%	59,000.00	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	10/06/25
13	301741495	MU	Los Angeles	CA	Actual/360	3.900%	61,750.00	0.00	0.00	N/A	02/06/30	--	19,000,000.00	19,000,000.00	10/06/25
14	1956574	MF	New Haven	CT	Actual/360	4.450%	62,740.39	25,410.39	0.00	N/A	08/01/30	--	16,918,755.51	16,893,345.12	09/01/25
15	695101265	OF	Los Alamitos	CA	Actual/360	3.400%	47,883.33	0.00	0.00	N/A	03/06/30	--	16,900,000.00	16,900,000.00	10/06/25
16	1960023	MF	Bronx	NY	Actual/360	3.550%	45,854.17	0.00	0.00	N/A	04/01/30	--	15,500,000.00	15,500,000.00	10/01/25
17	453012361	OF	Nutley	NJ	Actual/360	3.130%	33,908.33	0.00	0.00	N/A	03/01/30	--	13,000,000.00	13,000,000.00	10/01/25
18	2060932	RT	Hamilton	NJ	Actual/360	3.550%	38,340.00	0.00	0.00	N/A	03/01/30	--	12,960,000.00	12,960,000.00	10/01/25
19	1957018	RT	Plano	TX	Actual/360	4.220%	40,490.10	18,332.12	0.00	N/A	04/01/30	--	11,513,772.26	11,495,440.14	10/01/25
20	883101092	RT	Various	Various	Actual/360	3.832%	30,783.80	19,142.45	0.00	N/A	08/06/30	--	9,640,021.54	9,620,879.09	10/06/25
21	323741021	SS	Various	TN	Actual/360	3.690%	28,050.65	15,622.52	0.00	N/A	07/01/30	--	9,122,161.81	9,106,539.29	10/01/25
22	2061265	MF	New York	NY	Actual/360	2.990%	23,421.67	0.00	0.00	N/A	08/01/30	--	9,400,000.00	9,400,000.00	10/01/25
23	695101274	OF	Aliso Viejo	CA	Actual/360	3.750%	26,328.13	0.00	0.00	N/A	08/01/30	--	8,425,000.00	8,425,000.00	10/01/25
24	1960744	MF	Jamaica	NY	Actual/360	3.795%	26,565.00	0.00	0.00	N/A	08/01/30	--	8,400,000.00	8,400,000.00	10/01/25
25	883101090	MU	Wilmington	DE	Actual/360	3.750%	24,531.25	0.00	0.00	N/A	07/06/30	--	7,850,000.00	7,850,000.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	1959859	RT	Houston	TX	Actual/360	4.310%	23,974.37	0.00	0.00	N/A	02/01/30	--	6,675,000.00	6,675,000.00	10/01/25
27	301741505	MF	Des Moines	IA	Actual/360	3.500%	19,111.35	0.00	0.00	N/A	03/06/30	--	6,552,462.00	6,552,462.00	10/06/25
28	695101267	OF	Silverdale	WA	Actual/360	3.600%	18,900.00	0.00	0.00	N/A	03/06/30	--	6,300,000.00	6,300,000.00	10/06/25
29	695101261	MF	Brooklyn	NY	Actual/360	3.630%	18,906.25	0.00	0.00	N/A	02/06/30	--	6,250,000.00	6,250,000.00	10/06/25
30	695101263	MF	Brooklyn	NY	Actual/360	3.630%	17,847.50	0.00	0.00	N/A	03/06/30	06/06/30	5,900,000.00	5,900,000.00	10/06/25
31	1960530	RT	Houston	TX	Actual/360	3.600%	15,300.00	0.00	0.00	N/A	04/01/30	--	5,100,000.00	5,100,000.00	10/01/25
32	695101273	SS	Sparta	NJ	Actual/360	4.300%	15,943.86	6,102.66	0.00	N/A	08/06/30	--	4,449,449.36	4,443,346.70	10/06/25
33	2061686	MF	Charlotte	NC	Actual/360	3.750%	12,908.84	7,005.13	0.00	N/A	07/01/30	--	4,130,830.03	4,123,824.90	10/01/25
34	695101269	MF	Various	IL	Actual/360	3.500%	12,425.00	0.00	0.00	N/A	04/06/30	11/06/29	4,260,000.00	4,260,000.00	10/06/25
35	883101087	IN	Mount Pleasant	PA	Actual/360	4.183%	14,640.50	0.00	0.00	N/A	07/06/30	--	4,200,000.00	4,200,000.00	10/06/25
36	695101270	OF	Pensacola	FL	Actual/360	4.100%	12,269.61	6,575.13	0.00	N/A	04/06/30	--	3,591,105.68	3,584,530.55	10/06/25
37	2061841	RT	Charlotte	NC	Actual/360	4.150%	12,104.17	0.00	0.00	N/A	08/01/30	--	3,500,000.00	3,500,000.00	10/01/25
38	695101254	MF	Plainfield	IN	Actual/360	4.328%	11,909.52	5,220.31	0.00	N/A	02/06/30	--	3,302,085.17	3,296,864.86	10/06/25
39	695101272	MH	Eugene	OR	Actual/360	4.490%	10,918.44	5,276.48	0.00	N/A	07/06/30	--	2,918,068.53	2,912,792.05	10/06/25
40	323741040	OF	Las Vegas	NV	Actual/360	4.050%	10,125.00	0.00	0.00	N/A	08/01/30	--	3,000,000.00	3,000,000.00	10/01/25
41	883101091	RT	Sycamore	IL	Actual/360	4.220%	10,550.00	0.00	0.00	N/A	07/06/30	--	3,000,000.00	3,000,000.00	10/06/25
42	695101271	SS	Yulee	FL	Actual/360	3.910%	8,960.42	0.00	0.00	N/A	07/06/30	--	2,750,000.00	2,750,000.00	10/06/25
43	2061877	SS	Belleview	FL	Actual/360	4.390%	6,755.45	3,373.00	0.00	N/A	08/01/30	--	1,846,591.45	1,843,218.45	10/01/25
Totals							1,988,706.45	200,277.77	0.00				631,380,963.86	631,180,686.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,605,113.52	2,838,567.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,510,666.00	2,290,517.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,146,404.02	2,410,740.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	44,418,238.53	19,379,960.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	714,149,394.00	418,220,465.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,130,816.00	905,550.00	01/01/24	06/30/24	--	0.00	0.00	101,860.41	101,860.41	0.00	0.00
8	(2,031,883.28)	(542,449.82)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,748,661.24	1,790,326.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,895,215.00	1,898,714.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,964,031.84	539,013.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,062,037.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,162,775.01	1,138,344.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,576,420.20	0.00	--	--	--	0.00	0.00	88,080.29	88,080.29	0.00	0.00
15	1,458,636.82	704,454.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	876,311.81	256,212.02	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,473,385.92	2,978,463.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	998,189.88	497,644.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,387,019.04	643,949.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,111,407.00	555,704.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,482,063.09	718,957.53	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	744,170.19	416,851.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,107,315.26	515,413.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	722,458.08	405,068.43	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	720,431.25	364,820.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	677,233.00	184,863.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	779,802.29	320,137.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	510,902.04	253,847.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	556,726.11	287,455.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	549,707.46	277,712.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	516,024.36	240,223.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	585,316.00	271,240.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,062,534.00	308,164.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	487,504.92	243,752.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	478,334.98	246,579.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	361,353.00	180,676.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	362,592.84	187,018.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	287,441.89	290,346.59	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	245,000.00	128,625.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	436,270.40	204,237.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	141,751.00	76,246.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	817,457,772.47	462,628,418.07				0.00	0.00	189,940.70	189,940.70	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.779565%	3.759370%	55
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.779727%	3.759530%	56
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.779875%	3.759677%	57
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780018%	3.759819%	58
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780173%	3.759973%	59
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780315%	3.760113%	60
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780468%	3.760265%	61
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780609%	3.760405%	62
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780785%	3.760580%	63
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.780924%	3.760718%	64
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.781063%	3.760855%	65
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.781213%	3.761004%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	695101262	09/06/25	0	B	101,860.41	101,860.41	0.00		32,500,000.00
14	1956574	09/01/25	0	B	88,080.29	88,080.29	0.00		16,918,755.51
Totals					189,940.70	189,940.70	0.00		49,418,755.51
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		631,180,686	631,180,686		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	631,180,686	631,180,686	0	0	0	0
Sep-25	631,380,964	631,380,964	0	0	0	0
Aug-25	631,565,869	631,565,869	0	0	0	0
Jul-25	631,744,564	631,744,564	0	0	0	0
Jun-25	631,936,773	631,936,773	0	0	0	0
May-25	632,114,104	632,114,104	0	0	0	0
Apr-25	632,304,998	632,304,998	0	0	0	0
Mar-25	632,480,974	632,480,974	0	0	0	0
Feb-25	632,699,090	632,699,090	0	0	0	0
Jan-25	632,873,616	632,873,616	0	0	0	0
Dec-24	633,047,500	633,047,500	0	0	0	0
Nov-24	633,235,071	633,235,071	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	497.89	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	497.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			497.89

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29